Net loss per share and unaudited pro forma net loss per share attributable to common stockholders	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Earnings Per Share [Abstract]
Net loss per share and unaudited pro forma net loss per share attributable to common stockholders

14. Net loss per share attributable to common stockholders

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Nine months ended October 31,
	2018	2019

Numerator:
Net loss	$(9,983)	$(16,625)
Preferred stock dividend paid	—	(14,955)
Accretion of redeemable convertible preferred stock to redemption value	(20,962)	(56,175)

Net loss attributable to common stockholders	$(30,945)	$(87,755)

Denominator:
Weighted-average shares of common stock outstanding, basic and diluted	1,176,833	15,007,247

Net loss attributable to common stockholders	$(26.30)	$(5.85)

The Company’s potential dilutive securities, which include Convertible Preferred, stock options, restricted stock units and outstanding warrants to purchase shares of common and preferred stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The following potential common shares, presented based on amounts outstanding at each period end, were excluded from the calculation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	October 31, 2018	October 31, 2019
Redeemable convertible preferred stock (as-converted to common stock)	25,311,535	-
Stock options to purchase common stock and restricted stock units	5,094,108	6,645,106
Warrants to purchase convertible preferred stock	581,798	-
Warrants to purchase common stock	256,411	228,178

	31,243,852	6,873,284

13. Net loss per share and unaudited pro forma net loss per share attributable to common stockholders

(a) Net loss per share attributable to common stockholders

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year ended January 31,

	2018	2019

Numerator:
Net loss	$(18,192)	$(15,062)
Accretion of Convertible Preferred to redemption value	(19,981)	(30,199)

Net loss attributable to common stockholders	$(38,173)	$(45,261)

Denominator:
Weighted-average shares of common stock outstanding, basic and diluted	1,538,600	1,844,929

Net loss attributable to common stockholders, basic and diluted	$(24.81)	$(24.53)

The Company’s potential dilutive securities, which include Convertible Preferred, stock options and outstanding warrants to purchase shares of common and preferred stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The following potential common shares, presented based on amounts outstanding at each period end, were excluded from the calculation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year ended January 31,

	2018	2019
Convertible Preferred (as-converted to common stock)	25,311,535	25,311,535
Stock options to purchase common stock	5,291,791	5,055,505
Warrants to purchase Convertible Preferred	617,654	581,798
Warrants to purchase common stock	256,411	256,411

Total	31,477,391	31,205,249

(b) Unaudited pro forma net loss per share

The unaudited pro forma basic and diluted net loss per share attributable to common stockholders for fiscal 2019 gives effect to the adjustments arising upon the closing of the initial public offering. The unaudited pro forma net loss attributable to common stockholders used in the calculation of unaudited basic and diluted pro forma net loss per share attributable to common stockholders does not include the effects of the accretion of Convertible Preferred to redemption value because the calculation assumes that the conversion of Convertible Preferred into common stock occurred on February 1, 2018.

The unaudited pro forma basic and diluted weighted-average common shares outstanding used in the calculation of unaudited pro forma basic and diluted net loss per share attributable to common stockholders for fiscal 2019 gives effect to the conversion upon the initial public offering of all outstanding shares of Convertible Preferred as of January 31, 2019, into 25,311,535 shares of common stock as if the conversion had occurred on February 1, 2018, assuming a Qualified IPO, as well as the automatic cashless exercise of a warrant to purchase 116,232 shares of Senior A into 36,959 shares of common stock, based on an assumption that the fair market value of the Company’s common stock for purposes of automatic exercise under the warrant will be equal to the assumed initial public offering price of $16.00 per share. The unaudited pro forma basic and diluted net loss per share also gives effect to 1,129,539 shares of common stock for which the proceeds would be necessary to pay the dividend amount of $18,073 to the holders of Senior Preferred Stock based on the assumed initial public offering price of $16.00 per share.

Unaudited pro forma basic and diluted net loss per share attributable to common stockholders was calculated as follows:

Year ended January 31, 2019

Numerator:
Net loss attributable to common stockholders	$(45,261)
Pro forma adjustments:
Accretion of preferred stock	30,199
Change in fair value of warrant	177

Pro Forma net loss attributable to common stockholders, basic and diluted	$(14,885)

Denominator:
Weighted-average shares of common stock outstanding, basic and diluted	1,844,929

Pro Forma adjustments:
Assumed conversion of preferred stock	25,311,535
Cashless exercise of warrants	36,959
Share assumed issued to pay dividends	1,129,539

Pro Forma weighted-average common shares outstanding, basic and diluted	28,322,962

Pro Forma net loss per share attributable to common stockholders, basic and diluted	$(0.53)